Average Annual Total Returns{- Fidelity® Export and Multinational Fund} - 08.31 Fidelity Export and Multinational Fund K PRO-08 - Fidelity® Export and Multinational Fund	Fidelity Export and Multinational Fund-Class K Return Before Taxes Past 1 year	Fidelity Export and Multinational Fund-Class K Return Before Taxes Past 5 years	Fidelity Export and Multinational Fund-Class K Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	28.01%	9.86%	10.79%	31.49%	11.70%	13.56%